Summary of Significant Accounting Policies (Tables)	3 Months Ended
Mar. 31, 2017
Accounting Policies [Abstract]
Schedule of allowance for doubtful accounts Receivable
Following is a roll forward of the allowance for doubtful accounts for the three months ended March 31, 2017 and year ended December 31, 2016:

Balance, January 1, 2016	$4,011,932
Additions charged to expense	1,968,001
Deductions for uncollectible receivables written off	(602,967)
Balance, December 31, 2016	5,376,966
Additions charged (credited) to expense	(40,446)
Balance, March 31, 2017	$5,336,520